Stock Option and bonus plans (Details) - $ / shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Number of Options
Options Outstanding, beginning balance	30,000	70,000
Shares Expired	(30,000)	(40,000)
Shares Granted	850,000
Options Outstanding, ending balance	850,000	30,000
Weighted Average Exercise Price
Options Outstanding, beginning balance	$ 4.50	$ 5.47
Weighted Average Exercise Price, Expired	4.50	6.20
Weighted Average Exercise Price, Granted	1.50
Options Outstanding, ending balance	$ 1.50	$ 4.50